RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Trading investments in debt securities (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	31,969,586	24,400,493
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	29,097,591	20,163,214
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	29,097,591	20,163,214
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	731,171	10,877,024
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	16,851,673	1,060,390
Sovereign | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	492,675	10,699,113
Sovereign | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	15,817,843	17,824
Other Public Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	107,722	12,450
Other Public Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	105,357	171,310
Corporate | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	3,781	3,996
Corporate | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	22,896	30,527
Financial Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	126,993	161,465
Financial Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 905,577	$ 840,729